Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Schedule of balances with related parties
	As of December 31,	As of December 31,
	2022	2021
Trade payables and accrued liabilities
Directors’ remuneration	1,522	19
Director and senior management incentive plan	95	1,465
	1,617	1,484

Lease liabilities
Companies controlled by directors	—	1,357

Schedule of consolidated statements of profit or loss and comprehensive profit and loss
	Year ended December 31,
	2022	2021
General and administrative expenses	2,733	625
Net financial expenses	70	126
	2,803	751

Schedule of compensation of key management and directors
	Year ended December 31,
	2022	2021
Short-term benefits*	48	5,004
Termination payments	1,466	—
Share-based payments	19,077	21,174
	20,591	26,178